BUSINESS ACQUISITION - Additional Information (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
BUSINESS ACQUISITION
Goodwill acquired				¥ 1,534,529
Youru
BUSINESS ACQUISITION
Goodwill acquired	¥ 1,534,529
Jinan Nuobi
BUSINESS ACQUISITION
Percentage of equity interest acquired			100.00%
Consideration transferred		¥ 500,000